FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortised cost:
Loans and advances to customers	£ 494,988	£ 484,858
Loans and advances to banks	9,775	6,283	£ 6,611
Debt securities	5,544	5,238
Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	54,600	40,483
Loans and advances to banks	1,555	461
Debt securities	5,526	5,233
Level 2 of fair value hierarchy [member] | Reverse Repurchase Agreement [Member]
Financial assets at amortised cost:
Loans and advances to customers	54,600	40,483
Loans and advances to banks	1,555	461
Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	441,204	444,177
Loans and advances to banks	8,218	5,825
Debt securities	11	11
Level 3 of fair value hierarchy [member] | Purchased or originated credit-impaired [member]
Financial assets at amortised cost:
Loans and advances to customers	13,572	15,313
Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	494,988	484,858
Loans and advances to banks	9,775	6,283
Debt securities	5,544	5,238
Gross carrying amount [member] | Purchased or originated credit-impaired [member]
Financial assets at amortised cost:
Loans and advances to customers	13,572	15,313
Gross carrying amount [member] | Reverse Repurchase Agreement [Member]
Financial assets at amortised cost:
Loans and advances to customers	54,600	40,483
Loans and advances to banks	1,555	461
At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	495,804	484,660
Loans and advances to banks	9,773	6,286
Debt securities	5,537	5,244
At fair value [member] | Purchased or originated credit-impaired [member]
Financial assets at amortised cost:
Loans and advances to customers	13,572	15,313
At fair value [member] | Reverse Repurchase Agreement [Member]
Financial assets at amortised cost:
Loans and advances to customers	54,600	40,483
Loans and advances to banks	1,555	461
Stage 1 [member] | Level 2 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	54,600	40,483
Stage 1 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	395,865	400,059
Stage 1 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	449,300	441,006
Stage 1 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	450,465	440,542
Stage 2 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	28,259	25,516
Stage 2 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	27,548	24,351
Stage 2 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	28,259	25,516
Stage 3 [member] | Level 3 of fair value hierarchy [member]
Financial assets at amortised cost:
Loans and advances to customers	3,508	3,289
Stage 3 [member] | Gross carrying amount [member]
Financial assets at amortised cost:
Loans and advances to customers	4,568	4,188
Stage 3 [member] | At fair value [member]
Financial assets at amortised cost:
Loans and advances to customers	£ 3,508	£ 3,289